ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Grayd
Business acquisition details
Allocation of the purchase price to the fair values of assets acquired

Total purchase price:

Cash paid for acquisition	$165,954

Agnico-Eagle common shares issued for acquisition	56,146

Total purchase price to allocate	$222,100

Fair value of assets acquired and liabilities assumed:

Mining properties	$282,000

Goodwill	29,215

Cash and cash equivalents	2,907

Trade receivables	469

Other current assets	1,700

Equipment	56

Accounts payable and accrued liabilities	(9,767)

Deferred tax liability	(72,229)

Non-controlling interest	(12,251)

Net assets acquired	$222,100

Pro forma results of operations
	Years Ended December 31,

	2011	2010

	Unaudited
Pro forma net income (loss) attributed to common shareholders	$(582,762)	$324,708

Pro forma net income (loss) per share – basic	$(3.42)	$1.98

Meliadine Mine Project
Business acquisition details
Allocation of the purchase price to the fair values of assets acquired

Total purchase price:

Comaplex shares previously purchased	$88,683

Agnico-Eagle common shares issued for acquisition	578,955

Total purchase price to allocate	$667,638

Fair value of assets acquired and liabilities assumed:

Property	$642,610

Goodwill	200,064

Supplies	542

Equipment	2,381

Asset retirement obligation	(3,400)

Deferred tax liability	(174,559)

Net assets acquired	$667,638

Pro forma results of operations
	Years Ended December 31,

	2010	2009

	Unaudited
Pro forma net income attributed to common shareholders	$331,516	$85,371

Pro forma net income per share – basic	$2.04	$0.55